Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures Related to the Grant of Certain Equity Awards
The Compensation Committee of the Company may grant option awards as equity incentive compensation. If granted, the timing of the awards is discretionary and not according to a set schedule or connected with a financial outcome. We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information. However, our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, we did not grant stock options or option-like awards to any named executive officer.

Award Timing Method	We do not have a formal policy regarding the timing of awards of options in relation to our disclosure of material nonpublic information.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false